Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 10,441	€ 39,991
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	49	59
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,519	5,085
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	402	1,349
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,521	1,560
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,475	1,432
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,469	23
Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	30,483
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,441	9,485
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	49	59
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,519	5,085
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	402	1,349
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,521	1,560
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,475	1,425
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,469
Americas [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	6
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		30,505
The Netherlands [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		6
The Netherlands [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		23
The Netherlands [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		30,476
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 1	1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		142
Past due and impaired [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		2
Past due and impaired [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		1
Past due and impaired [member] | Residential mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		€ 139